Equity (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding
b)	Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

Shares (in 000’s)	Class A Common Shares	Class B Subordinate Voting Shares
As at January 1, 2016	9,353	566,899
Options exercised (c)	—	647

As at December 31, 2016	9,353	567,546
Class A share conversion	(1,576)	1,576
Options exercised (c)	—	2,275
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(5,891)

As at December 31, 2017	7,777	565,506

Summary of Weighted Average Assumptions

The weighted average fair value of Class B share options granted in the year was estimated at $8.32 per option (2016 — $1.81) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2017	2016
Weighted average exercise price	$27.79	$5.48
Dividend yield	2.20%	1.85%
Risk-free interest rate	1.06%	0.72%
Expected option life	4.2 years	4.2 years
Expected volatility	42%	46%
Forfeiture rate	0.36%	0.96%

Summary of Outstanding Share Options

Outstanding share options are as follows:

	2017		2016
	Share Options (in 000’s)	Weighted Average Exercise Price	Share Options (in 000’s)	Weighted Average Exercise Price
Outstanding at beginning of year	22,854	$18.38	15,929	$26.53
Granted	2,011	27.79	8,946	5.48
Exercised	(2,275)	11.47	(647)	12.15
Forfeited	(78)	16.25	(219)	10.74
Expired	(444)	40.40	(1,155)	35.73

Outstanding at end of year	22,068	$19.52	22,854	$18.38

Vested and exercisable at end of year	12,266	$24.94	9,090	$29.70

Summary of Information Relating to Share Options Outstanding

Information relating to share options outstanding at December 31, 2017, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
8,018	$4.15 — $12.35	91
5,083	$12.36 — $20.14	86
2,734	$20.15 — $26.79	74
4,527	$26.80 — $36.85	77
1,706	$36.86 — $58.80	45

22,068	$4.15 — $58.80	81

Summary of Outstanding Units

The outstanding Units are summarized in the following table:

	2017		2016
(in 000’s)	Outstanding	Vested	Outstanding	Vested
DSUs	2,648	2,423	2,597	2,119
RSUs	2,823	1,699	3,316	1,327
PSUs	1,517	869	1,554	616
PDSUs	70	20	—	—

	7,058	5,011	7,467	4,062

Summary of Accumulated Other Comprehensive Income (Loss)
e)	Accumulated Other Comprehensive Income

(CAD$ in millions)	2017	2016
Accumulated other comprehensive income — beginning of year	$422	$426
Currency translation differences:
Unrealized losses on translation of foreign subsidiaries	(488)	(201)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $(46) and $(27))	341	180

	(147)	(21)
Available-for-sale financial assets:
Unrealized gains (losses) (net of taxes of $1 and $(6))	(4)	45
Gains reclassified to profit (net of taxes of $1 and $4)	(6)	(29)

	(10)	16
Share of other comprehensive income (loss) of associates and joint ventures	(1)	1
Remeasurements of retirement benefit plans (net of taxes of $(55) and $(7))	129	19

Total other comprehensive income (loss)	(29)	15
Less remeasurements of retirement benefit plans recorded in retained earnings	(129)	(19)

Accumulated other comprehensive income — end of year	$264	$422

f)	Earnings Per Share

Summary of Basic and Diluted Earnings Per Share

The following table reconciles our basic and diluted earnings per share:

(CAD$ in millions, except per share data)	2017	2016
Net basic and diluted profit attributable to shareholders of the company	$2,509	$1,040

Weighted average shares outstanding (000’s)	577,482	576,391
Dilutive effect of share options	8,910	6,496

Weighted average diluted shares outstanding (000’s)	586,392	582,887

Basic earnings per share	$4.34	$1.80
Diluted earnings per share	$4.28	$1.78